POLEN GROWTH & INCOME FUND
Portfolio of Investments
January 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 58.3%
Biotechnology — 1.7%
Novo Nordisk AS, Class B	1,464	$ 123,598
Credit Services — 5.9%
Mastercard, Inc., Class A	386	214,396
Visa, Inc., Class A	632	216,017
		430,413
Diagnostics & Research — 2.9%
ICON PLC*	485	96,554
Thermo Fisher Scientific, Inc.	190	113,572
		210,126
Drug Manufacturers - Specialty & Generic — 1.8%
Zoetis, Inc.	766	130,909
Financial Data & Stock Exchanges — 2.4%
MSCI, Inc.	290	173,063
Household & Personal Products — 0.9%
L'Oreal SA	180	66,786
Information Technology Services — 3.2%
Accenture PLC, Class A	332	127,803
Globant SA*	508	108,367
		236,170
Insurance Brokers — 2.9%
Aon PLC, Class A	569	210,997
Internet Content & Information — 3.9%
Alphabet, Inc., Class C	1,381	283,934
Internet Retail — 5.8%
Amazon.com, Inc.*	1,793	426,160
Medical Devices — 4.4%
Abbott Laboratories	1,668	213,387
Siemens Healthineers AG(a)	1,954	110,902
		324,289
Real Estate Services — 1.6%
CoStar Group, Inc.*	1,473	112,832
Software Application — 15.0%
Adobe, Inc.*	346	151,358
Automatic Data Processing, Inc.	223	67,571
Paycom Software, Inc.	903	187,427
Sage Group PLC (The)	3,947	65,597
SAP SE	735	202,547
ServiceNow, Inc.*	62	63,139
Shopify, Inc., Class A*	1,440	168,192
Workday, Inc., Class A*	710	186,063
		1,091,894
	Number of Shares	Value
COMMON STOCKS — (Continued)
Software Infrastructure — 5.3%
Microsoft Corp.	571	$ 236,999
Oracle Corp.	896	152,374
		389,373
Travel Services — 0.6%
Airbnb, Inc., Class A*	313	41,056
TOTAL COMMON STOCKS (Cost $3,420,337)		4,251,600
	Par Value
CORPORATE BONDS† — 24.5%
Consumer Discretionary Products — 1.5%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	$ 85,000	69,457
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	48,000	41,798
		111,255
Consumer Discretionary Services — 1.3%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	46,000	42,961
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	50,000	48,729
		91,690
Consumer Staple Products — 1.6%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	14,000	14,491
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	20,000	20,894
Post Holdings, Inc., 6.25%, 10/15/34(a)	14,000	13,676
Simmons Foods, Inc., 4.625%, 3/1/29(a)	70,000	65,324
		114,385
Financial Services — 0.6%
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	42,000	42,254
Health Care — 2.6%
Option Care Health, Inc., 4.375%, 10/31/29(a)	56,000	52,436
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	40,000	40,794

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	$ 86,000	$ 85,899
Tenet Healthcare Corp., 6.125%, 10/1/28	14,000	14,018
		193,147
Industrial Products — 4.4%
Chart Industries, Inc., 9.50%, 1/1/31(a)	41,000	44,239
EMRLD Borrower LP, 6.625%, 12/15/30(a)	26,000	26,332
Goat Holdco, LLC, 6.75%, 2/1/32(a)	14,000	14,008
Madison IAQ, LLC, 5.875%, 6/30/29(a)	73,000	70,444
SPX Flow, Inc., 8.75%, 4/1/30(a)	55,000	57,203
TransDigm, Inc., 6.875%, 12/15/30(a)	60,000	61,520
Wabash National Corp., 4.50%, 10/15/28(a)	54,000	49,947
		323,693
Industrial Services — 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	6,000	6,097
Insurance — 2.5%
AssuredPartners, Inc., 7.50%, 2/15/32(a)	58,000	62,818
HUB International Ltd., 5.625%, 12/1/29(a)	102,000	100,103
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	18,000	19,169
		182,090
Materials — 4.2%
ATI, Inc., 5.875%, 12/1/27	32,000	31,909
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	109,000	103,709
Century Aluminum Co., 7.50%, 4/1/28(a)	10,000	10,146
Intelligent Packaging Ltd. Finco, Inc., 6.00%, 9/15/28(a)	32,000	31,861
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	74,000	71,885
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	60,000	58,259
		307,769
	Par Value	Value
CORPORATE BONDS — (Continued)
Media — 2.2%
CCO Holdings, LLC, 4.50%, 5/1/32	$ 26,000	$ 22,570
CCO Holdings, LLC , 4.50%, 6/1/33(a)	26,000	22,090
CCO Holdings, LLC , 4.25%, 1/15/34(a)	26,000	21,340
Clear Channel Outdoor Holdings, Inc., 9.00%, 9/15/28(a)	56,000	59,080
McGraw-Hill Education, Inc., 5.75%, 8/1/28(a)	10,000	9,851
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	28,000	28,585
		163,516
Oil & Gas — 0.9%
Harvest Midstream I LP, 7.50%, 9/1/28(a)	33,000	33,773
Teine Energy Ltd., 6.875%, 4/15/29(a)	34,000	32,986
		66,759
Retail & Wholesale - Discretionary — 0.9%
Patrick Industries, Inc., 6.375%, 11/1/32(a)	44,000	43,452
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	20,000	20,743
		64,195
Retail & Wholesale - Staples — 0.4%
US Foods, Inc., 4.625%, 6/1/30(a)	31,000	29,367
Software & Technology Services — 1.3%
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	96,000	93,038
TOTAL CORPORATE BONDS (Cost $1,747,692)		1,789,255
SENIOR LOANS(b)† — 14.0%
Consumer Discretionary Products — 0.4%
DexKo Global, Inc., First Lien Closing Date Dollar Term Loan, 8.34% (SOFR +401 bps), 10/4/28	5,969	5,727
RealTruck Group, Inc., Second Amendment Incremental Term Loan, 9.426% (SOFR +511 bps), 1/31/28	19,850	19,900
		25,627

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Consumer Discretionary Services — 0.7%
Learning Care Group U.S. No.2, Inc., 2024 Refinancing Term Loans, 8.516% (SOFR +400 bps), 8/11/28	$ 53,545	$ 53,997
Financial Services — 0.3%
Nexus Buyer, LLC, Amendment No. 9 Refinancing Term Loan, 7.809% (SOFR +350 bps), 7/31/31(c)	12,945	13,003
Nexus Buyer, LLC, Second Lien Term Loan, 10.662% (SOFR +635 bps), 11/5/29	7,000	7,012
		20,015
Health Care — 2.6%
Aveanna Healthcare, LLC, First Lien 2021 Extended Term Loan, 8.364% (SOFR +385 bps), 7/17/28	77,366	76,699
CVET Midco 2 LP, Initial Term Loan, 9.329% (SOFR +500 bps), 10/13/29(c)	52,625	51,112
Sharp Services LLC, Tranche D Term Loan, 7.579% (SOFR +325 bps), 12/31/28	21,739	21,903
SM Wellness Holdings, Inc., First Lien Initial Term Loan, 9.052% (SOFR +476 bps), 4/17/28	41,490	41,282
		190,996
Industrial Products — 1.2%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.59% (SOFR +626 bps), 5/21/29	56,000	56,364
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 10.829% (SOFR +650 bps), 5/21/29	10,000	10,067
LSF12 Crown US Commercial Bidco, LLC, Term Loan, 8.559% (SOFR +425 bps), 12/2/31	14,000	14,032
Madison Safety & Flow, LLC, Initial Term Loan, 7.562% (SOFR +325 bps), 9/26/31	5,985	6,038
		86,501
	Par Value	Value
SENIOR LOANS — (Continued)
Industrial Services — 0.9%
Golden State Foods, LLC, Initial Term Loans, 8.61% (SOFR +425 bps), 12/4/31	$ 10,000	$ 10,129
Infinite Bidco, LLC, First Lien Term Loan, 8.302% (SOFR +401 bps), 3/2/28	37,657	36,480
Protective Industrial Products, Inc., Term Loan, 1/17/32(c)	18,000	17,996
		64,605
Insurance — 0.9%
Asurion, LLC, New B-4 Term Loan, 9.676% (SOFR +536 bps), 1/20/29	67,000	65,341
Materials — 1.7%
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.412% (SOFR +410 bps), 11/24/27	41,632	41,736
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.162% (SOFR +785 bps), 11/24/28	52,000	51,220
CP Iris Holdco I, Inc., First Lien Initial Term Loan, 7.812% (SOFR +350 bps), 10/2/28	20,734	20,840
LABL, Inc., Initial Dollar Term Loan, 9.412% (SOFR +510 bps), 10/29/28	13,908	13,068
		126,864
Media — 2.7%
Arches Buyer, Inc., Refinancing Term Loan, 7.662% (SOFR +335 bps), 12/6/27	55,510	54,481
Auction.com, LLC, Term Loan, 10.274% (SOFR +600 bps), 5/26/28	44,446	38,834
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.426% (SOFR +400 bps), 8/21/28	18,000	18,100
MH Sub I, LLC, Second Lien Term Loan, 10.562% (SOFR +625 bps), 2/23/29	86,000	85,104
		196,519

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Retail & Wholesale - Discretionary — 0.9%
Touchtunes Music Group, LLC, Tranche B-1 Term Loans, 9.079% (SOFR +475 bps), 4/2/29	$ 25,800	$ 25,754
Wand NewCo 3, Inc., Initial Term Loan, 7.06% (SOFR +325 bps), 1/30/31	39,066	39,115
White Cap Buyer, LLC, Tranche C Term Loan, 10/19/29(c)	3,990	4,004
		68,873
Software & Technology Services — 1.3%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	32,000	32,080
Clover Holdings 2, LLC, Initial Floating Rate Term Loans, 8.428% (SOFR +400 bps), 12/9/31	12,000	12,127
Ellucian Holding, Inc., Second Lien Term Loan, 9.062% (SOFR +475 bps), 11/15/32	6,000	6,154
Skopima Consilio, Amendment No. 5 Term Loans, 8.062% (SOFR +375 bps), 5/12/28	41,658	41,852
		92,213
Technology Hardware & Semiconductors — 0.4%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30	28,000	27,129
TOTAL SENIOR LOANS (Cost $1,009,357)		1,018,680

TOTAL INVESTMENTS - 96.8% (Cost $6,177,386)		7,059,535
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%		233,220
NET ASSETS - 100.0%		$7,292,755

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2025, these securities amounted to $1,831,660 or 25.12% of net assets. These securities have been determined by the Adviser to be liquid securities, unless otherwise noted.
(b)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(c)	All or a portion of this Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments
January 31, 2025
(Unaudited)
A. Portfolio Valuation:
The Polen Growth & Income Fund's (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Fixed income securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by Polen Capital Management, LLC (the “Adviser”) as "valuation designee" under the oversight of the Trust’s Board of Trustees (“Board of Trustees”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as Morningstar Global Equity Classification Structure (“MGECS”) or Global Industry Classification Standard (“GICS”), as applicable, for purposes other than compliance monitoring.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Continued)
January 31, 2025
(Unaudited)
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 01/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Biotechnology	$123,598	$—	$123,598	$—
Credit Services	430,413	430,413	—	—
Diagnostics & Research	210,126	210,126	—	—
Drug Manufacturers - Specialty & Generic	130,909	130,909	—	—
Financial Data & Stock Exchanges	173,063	173,063	—	—
Household & Personal Products	66,786	—	66,786	—
Information Technology Services	236,170	236,170	—	—
Insurance Brokers	210,997	210,997	—	—
Internet Content & Information	283,934	283,934	—	—
Internet Retail	426,160	426,160	—	—
Medical Devices	324,289	213,387	110,902	—
Real Estate Services	112,832	112,832	—	—
Software Application	1,091,894	823,750	268,144	—
Software Infrastructure	389,373	389,373	—	—
Travel Services	41,056	41,056	—	—
Corporate Bonds*	1,789,255	—	1,789,255	—
Senior Loans*	1,018,680	—	1,018,680	—
Total Assets	$7,059,535	$3,682,170	$3,377,365	$—

*	Please refer to Portfolio of Investments for further details on portfolio holdings.
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

POLEN GROWTH & INCOME FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
January 31, 2025
(Unaudited)
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund has an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended January 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.